Pledged assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	Dec 31, 2021	Dec 31, 2020
Collateral provided
Cash collateral under the security agreements for derivative contracts	10,417	21,979

Contingent liabilities
Guarantee commitments	4,767	3,969

Commitments
Committed undisbursed loans	53,871	57,213
Binding offers	1,510	1,322